Expense Example	May 01, 2026 USD ($)
Sarofim Equity Fund | Sarofim Equity Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	452
Expense Example, with Redemption, 10 Years	1,024
Institutional Class | Hamlin High Dividend Equity Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	516
Expense Example, with Redemption, 10 Years	1,157
Investor Class | Hamlin High Dividend Equity Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	677
Expense Example, with Redemption, 10 Years	$ 1,502